SCHEDULE OF COMPONENTS OF DISPOSITION (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2023		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash payment agreed to pay	$ (229,000)
Common shares issued to H&J Seller	(1,357,043)	[1]						$ 1,357,043
Common shares issued to H&J Seller	(1,586,043)
Cash and cash equivalents	18,192
Accounts receivable, net	55,782
Prepaid expenses and other current assets	25,115
Goodwill	1,130,311
Intangible assets, net	1,246,915
Deposits	4,416
Accounts payable	(40,028)
Accrued expenses and other liabilities	(734,068)
Deferred revenue	(18,347)
Due to related parties	(1,008)
Contingent consideration	(1,400,000)
Loan payable	(219,894)
Note payable - related party	(129,489)
Total carrying amount of assets and liabilities	(62,103)
Loss on disposition of business	$ (1,523,940)							(1,523,940)
Net revenues			$ 2,251,379	$ 3,396,069	$ 4,123,080	$ 6,972,656	11,555,656	14,916,422
Cost of net revenues			1,539,827	1,837,392	2,539,073	3,693,243	7,911,536	8,372,642
Gross profit			711,552	1,558,677	1,584,007	3,279,413	3,644,120	6,543,780
General and administrative			1,527,249	2,946,688	3,501,052	3,918,420	8,652,361	14,299,389
Sales and marketing			1,031,594	615,190	1,860,382	1,323,340	2,896,698	4,035,835
Total operating expenses			2,696,769	3,860,912	5,565,784	5,806,293	13,844,902	8,639,092
Loss from operations			(1,985,217)	(2,302,235)	(3,981,777)	(2,526,880)	(10,200,782)	(2,095,312)
Interest expense			(127,270)	(1,239,624)	(262,193)	(1,744,615)	2,941,171	5,517,118
Total other income (expense), net			(5,375)	31,379	36,198	77,280	83,680	704,166
Income tax benefit (provision)							119,044	(368,034)
Net loss from discontinued operations								$ (1,562,503)
Weighted average common shares outstanding - basic			2,615,695	33,696	3,387,187	34,073	170,853	22,385
Weighted average common shares outstanding - diluted			2,615,695	33,696	3,387,187	34,073	170,853	22,385
Net income (loss) from discontinued operations per common share - basic			$ (0.81)	$ (104.18)	$ (1.24)	$ (123.10)	$ (76.71)	$ (457.78)
Net income (loss) from discontinued operations per common share - diluted			$ (0.81)	$ (104.18)	$ (1.24)	$ (123.10)	$ (76.71)	$ (457.78)
Harper and Jones Llc Business Acquisition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues								$ 1,405,482
Cost of net revenues								565,621
Gross profit								839,861
General and administrative								520,582
Sales and marketing								346,167
Total operating expenses								866,749
Loss from operations								(26,889)
Interest expense								(11,675)
Loss on disposition of business								(1,523,940)
Total other income (expense), net								(1,535,615)
Income tax benefit (provision)
Net loss from discontinued operations								$ (1,562,503)
Weighted average common shares outstanding - basic								8,488
Weighted average common shares outstanding - diluted								8,488
Net income (loss) from discontinued operations per common share - basic								$ (184.08)
Net income (loss) from discontinued operations per common share - diluted								$ (184.08)

[1]	Represents the fair value of 39,052 shares of common stock issued to D. Jones.